Annual Total Returns [BarChart] - Voya Solution Conservative Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	0.09%
2012	10.19%
2013	5.40%
2014	4.20%
2015	(0.76%)
2016	5.76%
2017	7.06%
2018	(2.39%)
2019	10.99%
2020	9.59%